Business Acquisitions and Divestitures Business Acquisitions and Divestitures (Tables)	12 Months Ended
Mar. 31, 2020
Business Combinations and Divestitures [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The table below summarizes the allocation of the purchase price to the net assets acquired based on fair values at the acquisition dates for our fiscal 2020, 2019 and 2018 acquisitions.

	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2018
(dollars in thousands)	All Acquisitions (1)	All Acquisitions	All Acquisitions
Cash	$8,811	$—	$235
Accounts receivable	10,331	750	1,464
Inventory	8,999	51	2,289
Property, plant and equipment	9,241	2,004	3,381
Lease right-of-use assets, net	4,462	—	—
Other assets	1,133	479	126
Intangible assets	36,500	4,070	17,404
Goodwill	74,531	6,614	32,384
Total Assets	154,008	13,968	57,283
Current liabilities	(20,659)	(146)	(2,077)
Non-current liabilities	(4,000)	(509)	(2,679)
Total Liabilities	(24,659)	(655)	(4,756)
Net Assets	$129,349	$13,313	$52,527